Intangible assets - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Dosing Of Specific Number Of Patients | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions	$ 500
Successful Completion Of In-Vivo Efficacy Studies | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions	$ 195
License To Acquire An Antibody, ZYNLONTA | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions		$ 1,050
ZYNLONTA
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		14 years
License To Use Technology To Generate Antibody Drug Conjugates, ZYNLONTA | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions		$ 600
License To Use Technology To Generate Antibody Drug Conjugates, ZYNLONTA (2) | License Payment
Disclosure of detailed information about intangible assets [line items]
Additions		$ 250